SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Product Information [Line Items]
Allowance for doubtful account	$ 46,705		$ 0
Impairment charges	$ 0	$ 0
Office Equipment [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful life	3 years
Office Equipment [Member] | Maximum [Member]
Product Information [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Product Information [Line Items]
Estimated useful life	7 years
Machinery and Equipment [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful life	6 years
Machinery and Equipment [Member] | Maximum [Member]
Product Information [Line Items]
Estimated useful life	10 years
Building Improvements [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful life	10 years
Building Improvements [Member] | Maximum [Member]
Product Information [Line Items]
Estimated useful life	15 years
Software Development [Member]
Product Information [Line Items]
Estimated useful life	5 years
Tools, Dies and Molds [Member]
Product Information [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Maximum [Member]
Product Information [Line Items]
Estimated useful life	7 years
Building [Member]
Product Information [Line Items]
Estimated useful life	40 years
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage	22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage	13.00%